Fair Value Measurements - Reconciliation for all liabilities measured at fair value using significant unobservable inputs (Level 3) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation for all liabilities measured at fair value using significant unobservable inputs (Level 3)
Derivative liabilities at beginning	$ 51,859,000	$ 25,767,000
Derivative liabilities at ending	13,453,000	51,859,000
Notes Payable, Other Payables [Member]
Reconciliation for all liabilities measured at fair value using significant unobservable inputs (Level 3)
Settlement	(5,133,000)	(62,000)
Change in fair value	29,364,000	27,319,000
Transferred out of Level 3 to Level 1	(62,637,000)	(1,165,000)
Warrant
Reconciliation for all liabilities measured at fair value using significant unobservable inputs (Level 3)
Derivative liabilities at beginning	1,780,000
Issuance of Public and Private Warrants		1,488,000
Change in fair value	6,064,000	292,000
Derivative liabilities at ending	$ 7,844,000	$ 1,780,000